Share-based compensation	12 Months Ended
Sep. 30, 2025
Share-based compensation
Share-based compensation

17.    Share-based compensation

The Group has incentive awards for employees, share options which ceased in 2021 and RSUs. The below table summaries share-based compensation expense for the years ended September 30, 2024, 2023 and 2022.

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2025	2024	2023
	$'000	$'000	$'000
Share option (credit)/charge included in administrative expenses	(1,436)	(1,044)	(14)
RSU compensation for the year included in administrative expenses	7,040	1,645	18,266
	5,604	601	18,252

Share options

Share options are exercisable at the price agreed at the time of the issue of the share option. The vesting periods are consistent between employees. Options are typically forfeited if the employee leaves the Group before the options vest. Details of the share options granted during the period are as follows:

	2025		2024		2023
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	exercise
	Share options	Price ($)	Share options	Price (£)	Share options	Price (£)
Outstanding at beginning of period	125,035	0.0025	252,136	0.0025	320,193	0.0025
Granted during the period	—	—	—	—	—	—
Forfeited/lapsed during the period	(165)	0.0025	(19,416)	0.0025	(566)	0.0025
Exercised during the period	(61,945)	—	(107,685)	—	(67,491)	—
Outstanding at end of period	62,925	0.0025	125,035	0.0025	252,136	0.0025
Exercisable at end of period	45,095		92,205		67,971

The options outstanding at September 30, 2025 had a weighted average exercise price of $0.0025 (£0.0025) pence, and a weighted average remaining contractual life of 2 year. Prior to the completion of the business combination (2021), Arqit Limited granted options over Arqit Limited ordinary shares to its employees, consultants and advisors. The holders of each of these options agreed to exchange these options for equivalent options to acquire ordinary shares at a conversion rate of 46.06. Therefore, the share price and exercise price have been stated in pound sterling for 30 September 2021 due to this being the currency which the instrument originated from, this has been restated to dollars and the value is reflected as at September 30, 2025.

RSUs

In October 2021, the compensation committee of the board of directors approved the grant of RSUs to employees. Compensation expense for RSUs is determined based upon the market price of the shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a one to five-year service period.

	2025			2024			2022
		Weighted	Weighted		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average		Average	Average
		grant date fair	remaining term		grant date fair	remaining term		grant date fair	remaining term
	Number	value per share	to vest/distribute	Number	value per share	to vest/distribute	Number	value per share	to vest/distribute
	of awards	Price ($)	(yrs)	of awards	Price ($)	(yrs)	of awards	Price ($)	(yrs)
Outstanding at beginning of period	225,927	—		156,746	—		107,709	—
Granted during the period	728,014	10.46		180,106	13.41		124,096	77.17
Forfeited/lapsed during the period	(55,610)	20.16		(41,062)	312.79		(12,376)	126.33
Vested during the period	(219,809)	58.44		(69,863)	156.98		(62,683)	306
Outstanding at end of period	678,522	12.52	2.22	225,927	66.70	1.93	156,746	229.66	1.4742